Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (3,067,704)	$ (4,676,009)	$ (8,171,232)	$ (9,943,702)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	17,364	27,442	44,805	88,562
Loss on disposition of assets		99,876	189,867	113,138
Gain on disposition of prepetition liabilities				32,157
Accretion of debt modification				12,259
Amortization of warrants issued for debt discount				193,231
Amortization of deferred financing costs			76,927
Share-based compensation				4,188
Amortization of debt discount	162,626	1,346,861	1,429,386	1,493,975
Amortization of debt discount		(89,991)		70,096
Preferred dividends - accrued	46,416	44,316	90,732	53,911
Provision for bad debts	1,506	35,103	41,513	133,130
Changes in operating assets and liabilities:
Accounts receivable	8,964	1,159,875	1,182,044	(1,003,577)
Other current assets	(262,306)	28,436	(77,926)	253,458
(Increase) decrease in leased assets	158,112	1,847,383	2,044,087	508,393
Accounts payable and accrued liabilities	2,448,401	(377,006)	(1,842,150)	5,069,990
Increase (decrease) in lease liabilities	(146,970)	(1,619,770)	(1,803,498)	(458,528)
Net cash provided by (used in) operating activities	(633,591)	(2,173,484)	(6,795,445)	(3,379,319)
Cash flows from investing activities:
Proceeds from sale of fixed assets		33,000	146,697
Purchase of property and equipment		(3,794)	(82,918)	(80,680)
Net cash (used in) provided by investing activities		29,206	63,779	(80,680)
Cash flows from financing activities :
Payments on notes payable		(173,764)	(173,764)	(860,457)
Proceeds from issuance of convertible notes	622,500	2,272,481	6,865,817	3,368,782
Proceeds from sale of preferred stock		45,000	45,000	951,750
Net cash provided by (used in) financing activities	622,500	2,143,717	6,737,053	3,460,075
Net change in cash	(11,091)	(561)	5,387	74
Cash, beginning of period	12,607	7,219	7,219
Cash, end of period	1,516	6,658	12,607	7,219
Cash, beginning of period	12,606	7,219	7,219	7,145
Cash, end of period			12,606	7,219
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of cash flow information:
Note Payable addition from OID	155,625	258,462	351,712	1,428,154
Warrants issued for debt discount		1,672	1,672	164,196
Common shares issued for convertible notes - inducement	$ 8,406	$ 900	2,703	47,904
Reverse temporary equity for bankruptcy				7,500,000
Convertible notes exchanged				375,000
Fixed asset purchased under capital lease				3,358,002
Note Payable addition from DFC				$ 244,954